SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1 Basis of consolidation

The financial statements for the years ended December 31, 2022 and 2021 include the accounts of the Company, its wholly-owned subsidiaries, and entities over which the Company has a controlling interest. Entities over which the Company has control are presented on a consolidated basis from the date control commences until the date control ceases. Equity investments where the Company does not exert a controlling interest are not consolidated. All intercompany balances and transactions involving controlled entities are eliminated on consolidation. The Company’s consolidated subsidiaries, many of which were created in connection with the business combinations described in Note 4 and elsewhere in these financial statements, are owned 100% by the Company unless otherwise noted. See Note 5 for variable interest entities that are consolidated by the Company.

3.2 Revenue

The Company applies Accounting Standards Update (“ASU”) 2014-09 – Revenue from Contracts with Customers (“ASC 606”), which was codified in Accounting Standards Codification “ASC” Topic 606, which specifies how and when revenue should be recognized based on a five-step model, which is applied to all contracts with customers. Through the application of ASC 606, the Company applies the following five-step model to determine the amount and timing of revenue to be recognized:

●	Identifying the contract with a customer
●	Identifying the performance obligations within the contract
●	Determining the transaction price
●	Allocating the transaction price to the performance obligations
●	Recognizing revenue when/as performance obligation(s) are satisfied.

In some cases, judgment is required in determining whether the customer is a business or the end consumer. This evaluation is made based on whether the business obtains control of the product before transferring to the end consumer. Control of the product transfers at a point in time either upon shipment to or receipt by the customer, depending on the contractual terms. In determining the appropriate time of sale, the Company takes into consideration a) the Company’s right to payment for the goods or services; b) customer’s legal title; c) transfer of physical possession of the goods; and d) timing of acceptance of goods.

Revenue is recognized based on the sale of cannabis products and branded packaged goods for a fixed price when control is transferred. The amount recognized reflects the consideration that the Company expects to receive, taking into account any variation that is expected to result from rights of return and discounts. Dispensary revenue is recognized at the point of sale while wholesale revenue is recognized once the Company transfers the significant risks and rewards of ownership of the goods and does not retain material involvement associated with ownership or control over the goods sold. In accordance with ASC 606, the Company has elected to account for its sales and excise tax on a net basis, within its statements of operations.

3.3 Cash and cash equivalents

The Company considers the following to be cash and cash equivalents: cash deposits in financial institutions, cash held in Company safes or lockboxes at operational locations, and deposits that are readily convertible into cash within three months or less. The Company has banking or similar relationships in all jurisdictions in which it operates. In addition, the Company has cash balances in excess of Federal Deposit Insurance Corporation and Canadian Deposit Insurance Corporation limits. The Company has historically not experienced losses related to these deposits. As of December 31, 2022, and 2021, there are no cash equivalents.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.4 Accounts receivable

Accounts receivable from wholesale sales are recorded net of an allowance for doubtful accounts. The Company estimates allowance for doubtful accounts based on various factors such as historical data, and customer credit worthiness. As of December 31, 2022, and 2021, the Company had approximately $539 and $87, in allowance for doubtful accounts, respectively. For the years ended December 31, 2022 and 2021, the Company wrote off approximately $472 and $104, respectively.

3.5 Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method in accordance with ASC 805 – Business Combination (“ASC 805”). The Company performs an assessment whether the acquisition is a business combination or asset acquisition based on the conditions surrounding the event(s) using guidance from ASC 805. If the acquisition is determined to be a business combination, the Company measures goodwill as; the fair value of the consideration transferred, including the recognized amount of any noncontrolling interest in the acquiree, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date.

Consideration transferred includes the fair value of the assets transferred (including cash), the liabilities incurred by the Company on behalf of the acquiree, any contingent consideration and any equity interests issued by the Company. Transaction costs, other than those directly associated with the issuance of debt or equity securities that the Company incurs in connection with a business combination, are expensed as incurred.

The acquisition date is the date when the Company obtains control of the acquiree. Contingent consideration is measured at its acquisition date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as a liability is re-measured at subsequent reporting dates in accordance with the criteria and guidance provided under ASC 450 – Contingencies and ASC 820 – Fair Value Measurement, as appropriate with corresponding gain or loss recorded in the statements of operations, see Note 13.

3.6 Inventory

Inventory is primarily comprised of finished goods, work-in-process, raw materials, and supplies. Inventory is valued at the lower of cost and net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. When establishing the cost, Work-in-process and raw materials are determined using the weighted average cost method while the determination of cost for Finished goods inventory is on the first-in, first-out (“FIFO”) accounting method.

Costs incurred during the growing process are capitalized as incurred to the extent that cost is less than net realizable value. Any subsequent post-harvest costs, including direct costs such as materials, labor, related overhead, and depreciation expense on equipment attributable to processing, are capitalized to inventory to the extent that cost is less than net realizable value. Inventories of purchased finished goods and packing materials, other than inventory acquired through business combinations, are initially valued at cost and subsequently at the lower of cost and net realizable value. The Company reviews inventories for obsolete, spoiled, and slow-moving goods and any such inventories are written down to net realizable value. Inventory acquired in a business combination is valued at selling price less selling and disposal costs.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.7 Property, plant, and equipment (“PPE”)

PPE is stated at cost less accumulated depreciation, amortization, and impairment losses, if any. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. PPE acquired in a business combination is recorded at fair value using various methodologies including cost approach, sales comparison approach or income approach.

Depreciation and amortization are calculated using the straight-line method over the following expected useful lives:

Furniture and fixtures	5 to 7 years
Office equipment	3 to 5 years
Machinery and equipment	5 to 15 years
Auto and trucks	5 years
Leasehold improvements	the shorter of the useful life or life of the lease
Buildings	39 years
Land	not depreciated
Construction in progress	not depreciated until placed in service

An item of PPE is derecognized upon disposal, when held for sale, or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the statements of operations.

Construction in progress is transferred to the appropriate asset class when available for use and depreciation or amortization of the assets commences at that point of time.

The Company conducts a periodic assessment of the residual balances, useful lives, and depreciation or amortization methods being used for PPE and any changes arising from the assessment are applied by the Company prospectively.

Where an item of PPE comprises major components with different useful lives, the components are accounted for as separate items of PPE. Expenditures incurred to replace a component of an item of PPE that is accounted for separately, including major inspection and overhaul expenditures are capitalized.

The Company capitalizes interest on debt in projects under construction. Upon the asset becoming available for use, capitalized interest costs, as a portion of the total cost of the asset, are depreciated over the estimated useful life of the related asset.

3.8 Intangible assets

Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets, separately identifiable according to ASC 805 – Business Combinations, acquired in a business combination are measured at fair value as of the acquisition date. Amortization periods of assets with finite lives are based on management’s estimates at the date of acquisition and are amortized over their estimated useful lives. Intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.8 Intangible assets (Continued)

(a)	Goodwill

The Company measures goodwill as the fair value of the consideration transferred, including the recognized amount of any noncontrolling interest in the acquiree, less the net recognized amount of the identifiable assets and liabilities assumed, all measured as of the acquisition date. Goodwill is allocated to a specific reporting unit upon acquisition. The Company’s policy is to first perform a qualitative assessment to determine if it was more-likely-than-not that the reporting unit’s carrying value is less than the fair value, indicating the potential for goodwill impairment. The amount of goodwill impairment, if any, is determined as the excess of the carrying value over the fair value of that reporting unit. Impairment testing is performed annually by the Company, or more frequently, if events or changes in circumstances indicate that goodwill might be impaired. Management makes estimates during impairment testing as judgment is required to determine indicators of impairment and estimates are used to determine the fair value that is used to measure impairment losses. The Company assesses the fair values of its intangible assets, and its reporting unit for goodwill testing purposes, as necessary, using an income-based approach. Under the income approach, fair value is based on the present value of estimated future cash flows.

(b)	Finite-lived intangible assets

Intangible assets are recorded at cost unless acquired through a business combination and recorded at fair value, less accumulated amortization and impairment losses. Amortization is recorded on a straight-line basis over the following estimated useful lives, which do not exceed the contractual period, if any:

Licenses/permits	15
Right-to-use licenses	15
Host community agreements	15
Trade name / brand	5

Such assets are tested for impairment if events or changes in circumstances indicate that they might be impaired. The estimated useful lives, residual values, and amortization methods are reviewed periodically, and any changes in estimates are accounted for prospectively.

(c)	Impairment of long-lived assets

Long-lived assets such as PPE, right-of-use assets, and finite-lived intangible assets are grouped with other assets and liabilities at the lowest level for which identifiable independent cash flows are available (“asset group”). The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. In order to determine if assets have been impaired, the impairment test is a two-step approach wherein the recoverability test is performed first to determine whether the long-lived asset is recoverable. The recoverability test (Step 1) compares the carrying amount of the asset to the sum of its future undiscounted cash flows using entity specific assumptions generated through the asset’s use and eventual disposition. If the carrying amount of the asset is less than the cash flows, the asset is recoverable, and an impairment is not recorded. If the carrying amount of the asset is greater than the cash flows, the asset is not recoverable, and an impairment loss calculation (Step 2) is required. The measurement of the impairment loss to be recognized is based on the difference between the fair value and the carrying value of the asset group. Fair value can be determined using a market approach, income approach, or cost approach. The cash flow projection and fair value represents management’s best estimate, using appropriate and customary assumptions, projections, and methodologies, at the date of evaluation. The reversal of impairment losses is prohibited.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.9 Leases and sale and leaseback accounting

The Company applies the accounting guidance in ASC 842 – Leases and assesses whether a contract is or contains a lease, at inception of a contract. When evaluating whether a lease is a finance lease or an operating lease the Company considers whether the contract conveys the right to control the use of an identified asset. Certain arrangements require significant judgement to determine if an asset is specified in the contract and if the Company directs how, and for what purpose, the asset is used during the term of the contract. Leases are recognized as a right-of-use asset (“ROU”) and corresponding liability at the commencement date based on the present value of the future minimum lease payments over the lease term. Operating leases are included in Right-of-use assets – operating, net and Lease liabilities – operating – current portion and Lease liabilities – operating – non-current portion on the balance sheets. For operating leases, the Company records operating lease expense. Finance leases are included in Right-of-use assets – finance, net and lease liabilities are included in Lease liabilities – finance – current portion and Lease liabilities – finance – non-current portion on the balance sheets based on their payment dates. For finance leases, the Company records interest expense on the lease liability in addition to amortizing the ROU (generally straight-line) over the shorter of the lease term or the useful life of the right-of-use asset. The Company primarily leases space for corporate offices, retail, cultivation, and manufacturing under non-cancellable operating leases. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease.

Lease liabilities include the net present value of fixed payments (including in-substance fixed payments), variable lease payments that are not based on an index or a rate or subject to a fair market value renewal, amounts expected to be payable by the lessee under residual value guarantees, the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The Company allocates the consideration in the contract to each lease component on the basis of the relative standalone price of the lease component and the aggregate stand-alone price of the non-lease components. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the Company’s incremental borrowing rate. The period over which the lease payments are discounted is the reasonably certain lease term, including renewal options that the Company is reasonably certain to exercise. Renewal options are included in a number of leases across the Company.

Payments associated with short-term leases are recognized as an expense on a straight-line basis in the statements of operations. Short-term leases are leases with a lease term of 12 months or less. Variable lease payments that depend on an index or a rate or are subject to a fair market value renewal are expensed as incurred and recognized in the statements of operations.

A sale and leaseback transaction involves the transfer of an asset to another entity and the leaseback of the same asset. The Company applies ASC 606 and ASC 842 when accounting for sale and leaseback transactions. Significant estimates and judgments applied include determination of the fair value of the underlying asset, transfer of control, and determination of the implicit interest rate. The Company recognizes gains or losses related to the transfer of rights of the asset to the buyer-lessor and measures the ROU asset arising from the leaseback at the retained portion of the previous carrying amount. In cases where the transaction does not qualify for sale and leaseback accounting treatment, the asset is not derecognized, and no gain or loss is recorded. The transaction is treated as a financing transaction. See Note 9 for additional information.

3.10 Equity investments

An associate is an entity over which the Company exercises significant influence. Significant influence is the power to participate in the financial and operating policy of the investee but without control or joint control over those policies. Interests in associates are accounted for using the equity method and are initially recognized at cost. Subsequent to initial recognition, the carrying value of the Company’s interest in an associate is adjusted for the Company’s share of income or loss and distributions of the investee. The carrying value of associates is assessed for impairment at each balance sheet date. Significant influence is presumed if the Company holds between 20% and 50% of the voting rights, unless evidence exists to the contrary.

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Investees in which the Company has joint control and rights to the net assets thereof are defined as joint ventures. Joint ventures are also accounted for under the equity method.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.11 Noncontrolling interests

Equity interests owned by parties that are not shareholders of the Company in consolidated subsidiaries are considered noncontrolling interests. The share of net assets attributable to noncontrolling interests are presented as a component of equity while the share of net income or loss is recognized in the statements of operations. Changes in the Company’s ownership interest that do not result in a loss of control of these less than wholly owned subsidiaries are accounted for as equity transactions, see Note 3.19.

3.12 Derivatives

The Company evaluates all its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as assets or liabilities, the derivative instrument is recorded at its fair value and is then revalued at each reporting date, with changes in the fair value reported in the Company’s financial statements. In calculating the fair value of derivative assets or liabilities, the Company uses a valuation model when Level 1 inputs are not available to estimate fair value at each reporting date (see Notes 13 and 16).

The classification of derivative instruments, including whether such instruments should be recognized as assets or liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument assets or liabilities are classified as current or non-current based on whether net-cash settlement of the derivative instrument could be required within 12 months of the financial statement date.

3.13 Earnings per share

The basic loss per share is computed by dividing the net loss by the weighted average number of shares outstanding, including Equity Shares, multiple voting shares of the Company and Exchangeable Shares, as defined below, during the period. The diluted loss per share reflects the potential dilution of shares by adjusting the weighted average number of shares outstanding to assume conversion of potentially dilutive shares, such as Warrants, restricted stock units (“RSUs”), and vested options of the Company (“Vested Options”). The treasury stock method is used for the assumed proceeds upon the exercise of the Exchangeable Shares, Warrants, and Vested Options that are used to purchase Equity Shares at the average market price during the period. If the Company incurs a net loss during a reporting period, the calculation of fully diluted loss per share will not include potentially dilutive equity instruments such as Warrants, RSUs, and Vested Options, because their effect would be anti-dilutive, therefore, basic loss per share and diluted loss per share will be the same. For the years ended December 31, 2022 and 2021, the potentially dilutive financial instruments excluded from the calculation of earnings per share included nil and 1,868 warrants, nil and 86 options and 3,779 and 1,955 RSUs, totaling 3,779 and 3,909 shares of potentially dilutive securities, respectively.

3.14 Stock-based payments

(a) Stock-based payment transactions

Certain employees (including directors and senior executives) of the Company receive a portion of their remuneration in the form of stock-based payment transactions, whereby employees render services as consideration for equity instruments.

Stock-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, whichever is more readily determinable. In situations where equity instruments are issued to non-employees and some or all of the fair value of the good or service received by the Company as consideration cannot be specifically identified, they are measured at fair value of the stock-based payment. Stock-based payment transactions are primarily for individuals whose compensation has been classified as part of general and administrative expenses in the statements of operations.

The costs of equity settled transactions with employees are measured by reference to the fair value of the stock price at the date on which they are granted, using an appropriate valuation model. The value of the transaction is expensed straight line through the vesting period. Market and performance based RSUs are fair valued through Monte-Carlo simulations and are expensed over the indicative service period. Performance RSUs are recorded once the condition is probable to occur, refer to Note 14.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.14 Stock-based payments (Continued)

(a) Stock-based payment transactions (Continued)

The costs of equity settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (the “vesting date”).

The cumulative expense is recognized for equity settled transactions at each reporting date until the vesting date as the Company’s policy is to account for forfeitures as they occur. The income or loss for a period represents the movement in cumulative expense recognized as of the beginning and end of that period and the corresponding amount is represented in additional paid-in capital. At the end of each reporting period, the Company assesses if any forfeitures occurred and recognizes the impact in the statements of operations.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting for expense purposes irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original terms of the award are met. An additional expense is recognized for any modification which increases the total fair value of the stock-based payment arrangement or is otherwise beneficial to the employee as measured at the date of modification. When an award is cancelled by the Company or the counterparty, any remaining element of the fair value of the award is derecognized at that time through the statements of operations.

RSUs are issued on the vesting dates, sometimes net of the applicable statutory tax withholding to be paid by the Company on behalf of the employees. In those instances, lower shares are issued than the number of RSUs vested and the tax withholding is recorded as a reduction to paid-in capital. The terms of the stock-based payment awards allow an entity with a statutory income tax withholding obligation to withhold shares with a fair value up to the maximum statutory tax in the employee’s applicable jurisdiction.

(b) Warrants

The Company determines the accounting classification for equity-linked financial instruments such as warrants, as either liability or equity, by assessing ASC 480 – Distinguishing Liabilities from Equity and ASC 815 – Derivatives and Hedging. Under ASC 480, warrants are considered a liability if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing a variable number of shares. Under ASC 815, warrants are considered liabilities if contracts require or may require the issuer to net settle the contract for cash. Such derivatives are recorded as a liability at fair value until they are settled or expire, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature.

After all relevant assessments, the Company concludes whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date unless the warrants are modified.

The Company determined that all of its outstanding warrants are freestanding instruments which do not meet the characteristics of a liability and therefore are classified as equity.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.15 Loss contingencies

Loss contingencies are recognized when the Company has a present obligation that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation. Loss contingencies are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation.

3.16 Financial instruments

Recognition and initial measurement

Financial assets and financial liabilities, including derivatives, are recognized when the Company becomes a party to the contractual provisions of a financial instrument or non-financial derivative contract. All financial instruments are measured at fair value on initial recognition. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities, other than financial assets and financial liabilities classified as FVTPL (as defined below), are added to or deducted from the fair value on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified as FVTPL are recognized immediately in the statements of operations.

Classification and subsequent measurement

The Company classifies financial assets, at the time of initial recognition, according to the Company’s business model for managing the financial assets and the contractual terms of the cash flows. Financial assets are classified in the following measurement categories:

a)	amortized cost (“AC”).
b)	fair value through profit or loss (“FVTPL”); and
c)	fair value through other comprehensive income (“FVTOCI”).

Financial assets are subsequently measured at amortized cost if both of the following conditions are met and they are not designated as FVTPL: a) the financial asset is held within a business model whose objective is to hold financial assets to collect contractual cash flows; and b) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These assets are subsequently measured at amortized cost using the effective interest rate method, less any impairment, with gains and losses recognized in the statements of operations in the period that the asset is derecognized or impaired. All financial assets not classified at amortized cost as described above are measured at FVTPL or FVTOCI depending on the business model and cash flow characteristics. The Company has no financial assets measured at FVTOCI.

Financial liabilities are subsequently measured at amortized cost using the effective interest rate method with gains and losses recognized in the statements of operations in the period that the liability is derecognized, except for financial liabilities classified as FVTPL.

Refer to Note 16 for the classification and fair value (“FV”) level of financial instruments.

Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are recognized in the statements of operations.

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled, or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the statements of operations.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.17 Foreign currency transactions and translations

Transactions denominated in foreign currency are translated into the functional currency of the entity using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies, such as remeasurement of local currency into functional currency, are recognized in the statements of operations.

The results and financial position of an entity that has a functional currency different from the presentation currency is translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of the balance sheet; and
●	income and expenses for each statement of operations are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated as the rate on the dates of the transactions).

Effect of translation differences, such as translation of foreign currency into reporting currency, are accumulated and presented as a component of equity under accumulated other comprehensive income.

3.18 Taxation

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities based on the differences between the financial statements and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company recognizes deferred tax assets to the extent that the Company believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that the Company would be able to realize our deferred tax assets in the future more than their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company is subject to ongoing tax exposures, examinations, and assessments in various jurisdictions. Accordingly, the Company may incur additional tax expense based upon the outcomes of such matters. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022, and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position within twelve months of the reporting date.

As the Company operates in the cannabis industry, the Company is subject to the limits of Section 280E of the United States Internal Revenue Code (“Section 280E”), under which the Company is generally only allowed to deduct expenses directly related to the cost of goods sold.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.19 Variable Interest Entities (“VIE”)

Under certain provisions of ASC Topic 810 – Consolidations (“ASC 810”), the Company determines whether we are the primary beneficiary of a VIE. We assess whether we have the power to direct matters that most significantly impact the activities of the VIE and the obligation to absorb losses or the right to receive the benefits from the VIE that could potentially be significant to the VIE.

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured that such equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains or losses of the entity. The primary beneficiary has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. We assess all variable interests in the entity and use our judgment when determining whether a particular entity is a VIE and if we are the primary beneficiary. Other qualitative factors that are considered include decision-making responsibilities, the VIE capital structure, risk and rewards sharing, contractual agreements with the VIE, voting rights, and level of involvement of other parties. We assess the primary beneficiary determination for a VIE on an ongoing basis if there are any changes in the facts and circumstances related to a VIE. See Note 5.

Where we determine we are the primary beneficiary of a VIE, we consolidate the accounts of that VIE, under the guidance of ASC 805, Business Combinations, (“ASC 805”). The equity owned by other shareholders of the VIE is shown as noncontrolling interests in the accompanying financial statements.

3.20 Significant accounting judgments and estimates

The application of the Company’s accounting policies requires management to use estimates and judgments that can have a significant effect on the revenues, expenses, assets and liabilities recognized, and disclosures made in the financial statements.

Management’s best estimates concerning the future are based on the facts and circumstances available at the time estimates are made. Management uses historical experience, general economic conditions, and assumptions regarding probable future outcomes as the basis for determining estimates. Estimates and their underlying assumptions are reviewed periodically, and the effects of any changes are recognized at that time. Actual results could differ from the estimates used.

The following areas require management’s critical estimates and judgments:

(a)	Business combinations

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions.

Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as a liability is remeasured at subsequent reporting dates in accordance with the criteria and guidance provided under ASC 805.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the consideration transferred based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management is required to finalize its allocation on the earlier of the date that information becomes known, but no later than one year from the acquisition date. Until such time, these values might be provisionally reported and are subject to change. During the measurement period, adjustments to provisional purchase price allocations are recognized if new information is obtained about the facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets and liabilities as of that date.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.20 Significant accounting judgments and estimates (Continued)

(a)	Business combinations (Continued)

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when contingent consideration targets are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Judgment is applied in determining whether a transaction is a business combination or an asset acquisition by considering the nature of the assets acquired and the processes applied to those assets, or if the integrated set of assets and activities is capable of being conducted and managed for the purpose of providing a return to investors or other owners.

(b)	Inventory

In calculating the value of inventory, management is required to make a number of estimates, including estimating the stage of growth of the cannabis up to the point of harvest, expected yields for the cannabis plants, harvesting costs, net realizable value, selling costs, average or expected selling prices, fair value of inventory acquired in a business combination and impairment factors. In calculating final inventory values, management compares the inventory costs to estimated net realizable value as well as investigates slow moving inventory, if applicable. The estimates are judgmental in nature and are made at a point in time, using available information, such as expected business plans and expected market conditions. Periodic reviews are performed on the inventory balance with the changes in inventory reserves reflected in cost of goods sold.

(c)	Estimated useful lives and depreciation of PPE

Depreciation of PPE is dependent upon estimates of useful lives, which are determined through the exercise of judgments. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.

(d)	Valuation, estimated life and impairment of intangible assets

Management uses significant judgment in estimating the useful lives and impairment. Impairment tests rely on judgments and estimates related to growth rates, discount rates, and estimated margins.

(e)	Goodwill impairment

Goodwill is tested for impairment annually on December 31st of each fiscal year and whenever events or changes in circumstances indicate that the carrying amount of goodwill may have been impaired. In order to determine that the value of goodwill may have been impaired, the Company may perform a qualitative assessment to determine if it was more-likely-than-not that the reporting unit’s carrying value is less than the fair value, indicating the potential for goodwill impairment. Several factors, including historical results, business plans, forecasts, and market data are used to determine the fair value of the reporting unit. Changes in the conditions for these judgments and estimates can significantly affect the assessed value of goodwill.

(f)	Leases

Each lease is evaluated to determine if the Company would exercise any of the renewal options offered. Several material factors are considered in determining if the renewal options would be exercised, such as length of the renewal, renewal rate, and ability to transfer locations. When measuring lease liabilities, the Company used discounted lease payments using a weighted-average rate in the range of 7.8% to 15.5% per annum. The weighted-average rate is based on the Company’s incremental borrowing rate, which relies on judgments and estimates.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

3.20 Significant accounting judgments and estimates (Continued)

(g)	Provisions and contingent liabilities

When the Company is more-likely-than-not to incur an outflow of resources to settle an obligation and the amount can be reasonably estimated, a contingent liability is recorded. The contingent liability is recorded at management’s best estimates of the expenditure required to settle the obligation at period end, discounted to the present value, if material.

(h)	Financial instruments

To determine the fair value of financial instruments, the Company develops assumptions and selects certain methods to perform the fair value calculations. Various methods considered include but are not limited to: (a) assigning the value attributed to the transaction at the time of origination; (b) re-measuring the instrument if it requires concurrent fair value measurement; and (c) valuing the instrument at the issuance value less any amortized costs. As judgment is a factor in determining the value and selecting a method, as well as the inherent uncertainty in estimating the fair value, the valuation estimates may be different.

Application of the option pricing model requires estimates in expected dividend yields, expected volatility in the underlying assets, and the expected life of the financial instruments. These estimates may ultimately be different from amounts subsequently realized, resulting in an overstatement or understatement of net loss.

3.21 Change in accounting standards

The Company is treated as an “emerging growth company” as defined under the Jumpstart Our Business Start-ups Act of 2012, as amended (the “JOBS Act”). Under the JOBS Act, emerging growth companies may delay adopting new or revised accounting standards until the standards apply to private companies.

Recently Issued and Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13 Topic 326 – Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, which was subsequently revised by ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02, ASU 2020-03, and ASU 2022-02 (“ASU 2016-13”), which introduces a new model for assessing impairment on most financial assets. Entities will be required to use a forward-looking expected loss model, which will replace the current incurred loss model, which will result in earlier recognition of allowance for losses. ASU 2016-13 is effective for the Company’s fiscal year beginning after December 15, 2022, and interim periods therein. The adoption of ASU 2016-13 is not expected to have a material impact on the Company’s financial statements.

In December 2019, the FASB issued ASU 2019-12 Topic 740 – Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. ASU 2019-12 is effective for the Company’s fiscal year beginning after December 15, 2021, and interim periods therein. The adoption of ASU 2019-12, on January 1, 2022, did not have a material impact on the Company’s financial statements.

In January 2020, the FASB issued ASU 2020-01 Topic 321 – Investments - Equity Securities, Topic 323 – Investments – Equity Method and Joint Ventures, and Topic 815 – Derivatives and Hedging (collectively “ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for the Company’s fiscal year beginning after December 15, 2021, and interim periods therein. The adoption of ASU 2020-01, on January 1, 2022, did not have a material impact on the Company’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03 Topic 820 – Fair Value Measurement – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), (1) to clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact the adoption of ASU 2022-03 will have on the Company’s financial statements.